ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consisted of the following:

	March 31, 2023	September 30, 2022
	(Unaudited)
Accounts receivable associated with digital advertising services	$3,191,117	$2,032,717

Accounts receivable associated with cash rebate services	29,378	-
Accounts receivable from software licensing	1,766,193	-
Less: allowance for doubtful account	-	-
Accounts receivable, net	$4,986,688	$2,032,717

The September 30, 2022 accounts receivable balance has been fully collected. Approximately 40% of the March 31, 2023 accounts receivable balance had been collected by August 27, 2023 and the remaining balance is expected to be collected by October 2023. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of March 31, 2023	Subsequent collection	% of subsequent collection
Less than 6 months	$4,617,556	$1,614,547	35%
From 7 to 9 months	369,132	369,132	100%
From 10 to 12 months	-	-	-%
Over 1 year	-	-	-%
Total gross accounts receivable	4,986,688	1,983,679	40%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$4,986,688	$1,983,679	40%

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consisted of the following:

	March 31, 2023	September 30, 2022
Accounts receivable	$2,763,511	$3,001,188
Less: allowance for doubtful account	-	-
Accounts receivable, net	$2,763,511	$3,001,188

Approximately 45% and 97% of accounts receivable balance as of March 31, 2023 and September 30, 2022 has been collected as of the date of this report, respectively. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of March 31, 2023	Subsequent collection	% of subsequent collection
From 1 to 3 months	$1,165,461	$409,595	35%
From 4 to 6 months	1,598,050	842,407	53%
Over 6 months	-	-	-%
Total gross accounts receivable	2,763,511	1,252,002	45%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$2,763,511	$1,252,002	45%

Accounts receivable by aging bucket	Balance as of September 30, 2022	Subsequent collection	% of subsequent collection
From 1 to 3 months	$2,350,119	$2,259,547	96%
From 4 to 6months	640,895	640,895	100%
Over 6 months	10,174	9,301	91%
Total gross accounts receivable	3,001,188	2,909,743	97%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$3,001,188	$2,909,743	97%

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consisted of the following:

	September 30, 2022	September 30, 2021
Accounts receivable	$3,001,188	$867,362
Less: allowance for doubtful account	-	-
Accounts receivable, net	$3,001,188	$867,362

Approximately 73% and 99% of accounts receivable balance as of September 30, 2022 and 2021 has been collected as of the date of this report, respectively. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of September 30, 2022	Subsequent collection	% of subsequent collection
From 1 to 3 months	$2,350,119	$1,592,583	68%
From 4 to 6months	640,895	600,305	94%
Over 6 months	10,174	1,984	20%
Total gross accounts receivable	3,001,188	2,194,872	73%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$3,001,188	$2,194,872	73%

Accounts receivable by aging bucket	Balance as of September 30, 2021	Subsequent collection	% of subsequent collection
From 1 to 3 months	$555,561	$555,561	100%
From 4 to 6months	146,825	146,825	100%
Over 6 months	164,976	153,714	93%
Total gross accounts receivable	867,362	856,100	99%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$867,362	$856,100	99%